UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2008

                        USAA Nasdaq-100 Index Fund



[USAA
EAGLE
LOGO (R)]


PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2008



                                                                      (FORM N-Q)

48415-1108                                   (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               COMMON STOCKS (98.1%)

               CONSUMER DISCRETIONARY (12.9%)
               ------------------------------
               ADVERTISING (0.4%)
        9,800  Focus Media Holdings Ltd.  *                       $          279
        6,399  Lamar Advertising Co. "A"  *                                  198
                                                                 ---------------
                                                                             477
                                                                 ---------------
               BROADCASTING (1.1%)
       10,257  Discovery Communications, Inc. "A"  *                         146
       18,693  DISH Network Corp. "A"  *                                     392
       13,853  Liberty Global, Inc. "A"  *                                   420
      296,274  SIRIUS XM Radio, Inc.  *                                      169
       30,831  Virgin Media, Inc.                                            244
                                                                 ---------------
                                                                           1,371
                                                                 ---------------
               CABLE & SATELLITE (3.5%)
      123,684  Comcast Corp. "A"                                           2,428
       70,000  DIRECTV Group, Inc.  *                                      1,832
                                                                 ---------------
                                                                           4,260
                                                                 ---------------
               CASINOS & GAMING (0.6%)
        9,743  Wynn Resorts Ltd.                                             795
                                                                 ---------------
               CATALOG RETAIL (0.5%)
       46,964  Liberty Media Corp. Interactive "A"  *                        606
                                                                 ---------------
               CONSUMER ELECTRONICS (0.5%)
       16,664  Garmin Ltd.  *                                                566
                                                                 ---------------
               DEPARTMENT STORES (0.9%)
       11,398  Sears Holdings Corp.  *                                     1,066
                                                                 ---------------
               EDUCATION SERVICES (0.7%)
       13,804  Apollo Group, Inc. "A"  *                                     819
                                                                 ---------------
               HOMEFURNISHING RETAIL (0.8%)
       30,494  Bed Bath & Beyond, Inc.  *                                    958
                                                                 ---------------
               INTERNET RETAIL (1.8%)
       24,284  Amazon.com, Inc.  *                                         1,767
       24,230  Expedia, Inc.  *                                              366
                                                                 ---------------
                                                                           2,133
                                                                 ---------------
               RESTAURANTS (1.1%)
       87,227  Starbucks Corp.  *                                          1,297
                                                                 ---------------
               SPECIALTY STORES (1.0%)
       10,869  PetSmart, Inc.                                                268
       41,099  Staples, Inc.                                                 925
                                                                 ---------------
                                                                           1,193
                                                                 ---------------
               Total Consumer Discretionary                               15,541
                                                                 ---------------

               CONSUMER STAPLES (1.5%)
               -----------------------
               FOOD RETAIL (0.2%)
       11,651  Whole Foods Market, Inc.                                      233
                                                                 ---------------

================================================================================
1  |  USAA NASDAQ-100 INDEX FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (1.1%)
       19,739  Costco Wholesale Corp.                             $        1,282
                                                                 ---------------
               SOFT DRINKS (0.2%)
        7,900  Hansen Natural Corp.  *                                       239
                                                                 ---------------
               Total Consumer Staples                                      1,754
                                                                 ---------------

               HEALTH CARE (16.4%)
               -------------------
               BIOTECHNOLOGY (11.1%)
       42,786  Amgen, Inc.  *                                              2,536
       11,708  Amylin Pharmaceuticals, Inc.  *                               237
       27,373  Biogen Idec, Inc.  *                                        1,376
       38,747  Celgene Corp.  *                                            2,452
        5,600  Cephalon, Inc.  *                                             434
       28,850  Genzyme Corp.  *                                            2,334
       78,380  Gilead Sciences, Inc.  *                                    3,572
       12,700  Vertex Pharmaceuticals, Inc.  *                               422
                                                                 ---------------
                                                                          13,363
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.6%)
        7,700  Henry Schein, Inc.  *                                         414
       10,023  Patterson Companies, Inc.  *                                  305
                                                                 ---------------
                                                                             719
                                                                 ---------------
               HEALTH CARE EQUIPMENT (1.0%)
       23,200  Hologic, Inc.  *                                              449
        3,287  Intuitive Surgical, Inc.  *                                   792
                                                                 ---------------
                                                                           1,241
                                                                 ---------------
               HEALTH CARE SERVICES (1.2%)
       19,007  Express Scripts, Inc.  *                                    1,403
                                                                 ---------------
               HEALTH CARE SUPPLIES (0.4%)
       12,616  DENTSPLY International, Inc.                                  474
                                                                 ---------------
               PHARMACEUTICALS (2.1%)
       54,266  Teva Pharmaceutical Industries Ltd. ADR                     2,485
                                                                 ---------------
               Total Health Care                                          19,685
                                                                 ---------------

               INDUSTRIALS (4.6%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.1%)
       14,544  C.H. Robinson Worldwide, Inc.                                 741
       17,797  Expeditors International of Washington, Inc.                  620
                                                                 ---------------
                                                                           1,361
                                                                 ---------------
               AIRLINES (0.2%)
        9,900  Ryanair Holdings plc ADR  *                                   222
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
       12,900  Foster Wheeler Ltd.  *                                        466
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
        9,071  Joy Global, Inc.                                              409
       35,159  PACCAR, Inc.                                                1,343
                                                                 ---------------
                                                                           1,752
                                                                 ---------------
               DIVERSIFIED SUPPORT SERVICES (0.4%)
       15,934  Cintas Corp.                                                  458
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
        7,700  Stericycle, Inc.  *                                           454
                                                                 ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       11,151  Monster Worldwide, Inc.  *                                    166
                                                                 ---------------
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
       12,294  Fastenal Co.                                      $           607
                                                                 ---------------
               Total Industrials                                           5,486
                                                                 ---------------

               INFORMATION TECHNOLOGY (60.6%)
               ------------------------------
               APPLICATION SOFTWARE (3.5%)
       45,323  Adobe Systems, Inc.  *                                      1,789
       20,065  Autodesk, Inc.  *                                             673
       23,376  Cadence Design Systems, Inc.  *                               158
       18,799  Citrix Systems, Inc.  *                                       475
       34,812  Intuit, Inc.  *                                             1,100
                                                                 ---------------
                                                                           4,195
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (12.8%)
      181,874  Cisco Systems, Inc. (b) *                                   4,103
       30,538  Juniper Networks, Inc.  *                                     643
      170,717  QUALCOMM, Inc.                                              7,336
       48,713  Research In Motion Ltd.  *                                  3,327
                                                                 ---------------
                                                                          15,409
                                                                 ---------------
               COMPUTER HARDWARE (11.1%)
      106,589  Apple, Inc.  *                                             12,115
       62,090  Dell, Inc.  *                                               1,023
       28,292  Sun Microsystems, Inc.  *                                     215
                                                                 ---------------
                                                                          13,353
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
       14,870  Logitech International S.A.  *                                347
       30,197  NetApp, Inc.  *                                               551
       17,920  SanDisk Corp.  *                                              350
                                                                 ---------------
                                                                           1,248
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
       17,638  Fiserv, Inc.  *                                               835
       29,520  Paychex, Inc.                                                 975
                                                                 ---------------
                                                                           1,810
                                                                 ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
       12,400  FLIR Systems, Inc.  *                                         476
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
       77,867  Flextronics International Ltd.  *                             551
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (2.2%)
      100,960  Activision Blizzard, Inc.  *                                1,558
       28,003  Electronic Arts, Inc.  *                                    1,036
                                                                 ---------------
                                                                           2,594
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (7.8%)
       13,696  Akamai Technologies, Inc.  *                                  239
        2,263  Baidu.com, Inc.  *                                            562
       83,707  eBay, Inc.  *                                               1,873
       12,525  Google, Inc. "A"  *                                         5,017
       12,500  IAC/InterActiveCorp.  *                                       216
       15,788  VeriSign, Inc.  *                                             412
       57,308  Yahoo!, Inc.  *                                               991
                                                                 ---------------
                                                                           9,310
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.7%)
       24,180  Cognizant Technology Solutions Corp. "A"  *                   552
        9,710  Infosys Technologies Ltd. ADR                                 323
                                                                 ---------------
                                                                             875
                                                                 ---------------
================================================================================
3  |  USAA NASDAQ-100 INDEX FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (1.5%)
       59,847  Applied Materials, Inc.                           $           906
       17,828  KLA-Tencor Corp.                                              564
       11,084  Lam Research Corp.  *                                         349
                                                                 ---------------
                                                                           1,819
                                                                 ---------------
               SEMICONDUCTORS (6.2%)
       36,315  Altera Corp.                                                  751
       34,951  Broadcom Corp. "A"  *                                         651
      169,776  Intel Corp.                                                 3,180
       25,540  Linear Technology Corp.                                       783
       49,768  Marvell Technology Group Ltd.  *                              463
       13,261  Microchip Technology, Inc.                                    390
       46,882  NVIDIA Corp.  *                                               502
       31,924  Xilinx, Inc.                                                  749
                                                                 ---------------
                                                                           7,469
                                                                 ---------------
               SYSTEMS SOFTWARE (11.4%)
       42,400  CA, Inc.                                                      846
       18,493  Check Point Software Technologies Ltd.  *                     421
      271,089  Microsoft Corp. (b)                                         7,235
      184,909  Oracle Corp. (b) *                                          3,756
       75,785  Symantec Corp.  *                                           1,484
                                                                 ---------------
                                                                          13,742
                                                                 ---------------
               Total Information Technology                               72,851
                                                                 ---------------

               MATERIALS (0.7%)
               ----------------
               SPECIALTY CHEMICALS (0.5%)
       10,548  Sigma-Aldrich Corp.                                           553
                                                                 ---------------
               STEEL (0.2%)
       17,800  Steel Dynamics, Inc.                                          304
                                                                 ---------------
               Total Materials                                               857
                                                                 ---------------

               TELECOMMUNICATION SERVICES (1.4%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.3%)
      132,020  Level 3 Communications, Inc.  *                               357
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.1%)
        5,800  Leap Wireless International, Inc.  *                          221
        9,061  Millicom International Cellular S.A.                          622
       14,062  NII Holdings, Inc. "B"  *                                     533
                                                                 ---------------
                                                                           1,376
                                                                 ---------------
               Total Telecommunication Services                            1,733
                                                                 ---------------
               Total Common Stocks (cost: $115,993)                      117,907
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
--------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (1.7%)

               U.S. TREASURY BILLS (0.4%)
      $  435   0.16%, 12/04/2008 (a) (c)                                     434
                                                                 ---------------
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================
    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (1.3%)
     $ 1,606   State Street Bank & Trust Co., 0.05%, acquired
                  on 9/30/2008 and due 10/01/2008 at $1,606
                  (collateralized by $1,660 of U.S. Treasury,
                  0.23%, due 12/18/2008; market value $1,659)      $       1,606
                                                                 ---------------
               Total Money Market Instruments (cost: $ 2,039)      $       2,040
                                                                 ---------------

               Total Investments (cost: $118,032)                  $     119,947

================================================================================
5  |  USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4.  Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation

================================================================================
                                                  Portfolio of Investments  |  6
procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $117,907,000
Level 2 - Other Significant Observable Inputs                          2,040,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                               $119,947,000
--------------------------------------------------------------------------------


C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to

================================================================================
7  |  USAA NASDAQ-100 INDEX FUND

================================================================================
buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of September 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $25,235,000 and $23,320,000, respectively, resulting in net unrealized appreciation of $1,915,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $120,214,000 at September 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.8% of net assets at September 30, 2008.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security with a value of $434,000 is segregated as collateral for initial margin requirements on open futures contracts.
(b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2008, as shown in the following table:

================================================================================
                                         Notes to Portfolio of Investments  |  8

================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                         VALUE AT
-----------------------------------------------------------------------------------------------------------------------
TYPE OF FUTURE               EXPIRATION       CONTRACTS    POSITION         TRADE    SEPTEMBER 30, 2008    UNREALIZED
                                                                             DATE                          DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Mini Index    December 19, 2008        67          Long      $2,272,000      $2,150,000         $(122,000)
Futures
-----------------------------------------------------------------------------------------------------------------------

(c) Rate represents an annualized yield at time of purchase, not coupon rate.

* Non-income-producing security.


================================================================================
9  |  USAA NASDAQ-100 INDEX FUND



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.